Note 32 - Capital Base and Capital Management - Eligible Capital Resources (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Base And Capital Management
Capital (Capital base and capital management)		€ 3,267,000,000	€ 3,267,000,000	€ 3,267,000,000
Share Premium		23,992,000,000	23,992,000,000	23,992,000,000
Retained Earnings, Revaluation Reserve, And Other Reserves		26,277,000,000	23,021,000,000	23,724,000,000
Other Equity ( Capital base and management)		56,000,000	50,000,000	54,000,000
Less Treasury shares		(62,000,000)	(296,000,000)	(96,000,000)
Profit or loss attributable to owners of the parent		3,512,000,000	5,400,000,000	3,514,000,000
Less Interim dividends		(1,084,000,000)	(1,109,000,000)	(1,172,000,000)
Shareholder's Funds		55,958,000,000	54,326,000,000	53,283,000,000
Accumulated Other Comprehensive Income		(7,235,000,000)	(7,215,000,000)	(6,939,000,000)
Total Non-Controlling interests		6,201,000,000	5,764,000,000	6,979,000,000
Equity		54,925,000,000	52,874,000,000	53,323,000,000
Intangible assets ( Eligible Capital Resources)		(6,803,000,000)	(8,199,000,000)	(6,627,000,000)
Synthetic Treasure Shares		(422,000,000)	(135,000,000)	(182,000,000)
Capital Deductions		(7,225,000,000)	(8,334,000,000)	(6,809,000,000)
Transitory Cet 1 Adjustments		0	0	(273,000,000)
Capital Gains From AFS Debt		0	0	(256,000,000)
Capital Gains From AFS Equity		0	0	(17,000,000)
Differences From Solvency And Accounting Level		(215,000,000)	(176,000,000)	(189,000,000)
Non Eligible Equity		(215,000,000)	(176,000,000)	(462,000,000)
Other Adjustments And Deductions	[1]	(3,832,000,000)	(4,049,000,000)	(3,711,000,000)
CET 1		43,653,000,000	40,313,000,000	42,341,000,000
Additional Tier 1 Before Regulatory Adjustments		6,048,000,000	5,634,000,000	6,296,000,000
Total Regulatory Adjustments Of Addittional Tier 1		0	0	(1,657,000,000)
Tier 1 (Eligible capital resources)		49,701,000,000	45,947,000,000	46,980,000,000
Tier 2 ( Eligible capital resources)		8,304,000,000	8,756,000,000	8,798,000,000
Total Capital (Tier 1 + Tier 2))		58,005,000,000	54,703,000,000	55,778,000,000
Total Capital		€ 46,540,000,000	€ 41,576,000,000	€ 40,370,000,000

[1]	(1) Other adjustments and deductions includes the amount of minority interest not eligible as capital, amount of dividends not distributed and other deductions and filters set by the CRR.